UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--151.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.2%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	4,520,000		4,554,262
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	2,000,000		2,010,160
Alaska--1.7%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	12,190,000		9,217,712
Arizona--4.5%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	1,605,000		1,666,632
Barclays Capital Municipal Trust
Receipts (Series 21 W)
Recourse (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	17,207,871	[a,b]	18,887,653
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		2,953,537
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		551,325
California--17.7%
Alameda Corridor Transportation

Authority, Senior Lien Revenue	5.00	10/1/20	1,730,000		2,051,157
Barclays Capital Municipal Trust
Receipts (Series 80 W)
Recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b]	5,910,496
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,710,304
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		12,205,400
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		9,063,750
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		2,330,350
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,150,760
JPMorgan Chase Putters/Drivers
Trust (Series 3851)
Non-recourse (California
Educational Facilities
Authority, Revenue (University
of Southern California))	5.25	10/1/16	10,100,000	[a,b]	11,440,371
JPMorgan Chase Putters/Drivers
Trust (Series 4361)
Non-recourse (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	5,000,000	[a,b]	5,521,400
RIB Floater Trust (Barclays Bank
PLC) (Series 23 U) Recourse
(The Regents of the University
of California, General Revenue)	5.00	5/15/38	10,000,000	[a,b]	11,204,300
Sacramento County,
Airport System Subordinate and

Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		7,182,500
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,315,380
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,139,630
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		5,936,798
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000		4,155,060
Colorado--5.3%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		2,009,000
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		4,059,405
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	7,500,000	[a,b]	8,232,150
RIB Floater Trust (Barclays Bank
PLC) (Series 25 U-1) Recourse
(Colorado Springs, Utilities
System Improvement Revenue)	5.00	11/15/43	9,750,000	[a,b]	10,863,791
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	[c]	2,058,720

The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/17	1,170,000		1,241,663
District of Columbia--4.2%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	19,997,609	[a,b]	22,580,209
Florida--5.7%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,429,700
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000		9,678,080
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000		7,289,340
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000		6,999,395
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,058,450
Georgia--6.4%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000		7,272,900
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	4,000,000		4,375,520
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000		4,585,951
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured

Guaranty Corp.)	5.63	6/15/38	6,000,000		6,736,500
RIB Floater Trust (Barclays Bank
PLC) (Series 20 U) Recourse
(Private Colleges and
Universities Authority,
Revenue (Emory University))	5.00	10/1/43	10,000,000	[a,b]	11,197,300
Hawaii--.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000		4,838,487
Idaho--.9%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000		5,007,950
Illinois--5.6%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/24	5,550,000		6,194,022
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	5,000,000		5,624,000
Chicago,
GO	5.00	1/1/24	2,500,000		2,720,625
JPMorgan Chase Putters/Drivers
Trust (Series 4360)
Non-recourse (Greater Chicago
Metropolitan Water Reclamation
District, GO Capital
Improvement Bonds)	5.00	12/1/19	7,500,000	[a,b]	8,345,850
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	5,050,000		6,016,217
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of

Illinois)	5.00	4/1/44	1,000,000		1,086,350
Indiana--.3%
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,434,846
Iowa--1.8%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,375,000		7,749,355
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,804,740
Kentucky--.5%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	2,300,000	[c]	2,732,492
Louisiana--1.7%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	[d]	1,102,826
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,811,720
Maine--.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	3,000,000		3,486,600
Maryland--1.9%
JPMorgan Chase Putters/Drivers
Trust (Series 4422)
Non-recourse (Mayor and City

Council of Baltimore, Project
Revenue (Water Projects))	5.00	7/1/21	9,000,000	[a,b]	10,060,200
Massachusetts--11.0%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
Recourse (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	[a,b]	14,610,046
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
Non-recourse (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	2/1/34	10,000,000	[a,b]	11,629,600
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
Non-recourse (Massachusetts,
Consolidated Loan)	5.00	4/1/19	8,600,000	[a,b]	10,065,096
JPMorgan Chase Putters/Drivers
Trust (Series 4420)
Non-recourse (Massachusetts
School Building Authority,
Senior Dedicated Sales Tax
Revenue)	5.00	5/15/21	10,000,000	[a,b]	11,171,900
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	5,000,000		5,411,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,650,000		6,574,170
Michigan--7.9%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		2,514,520
Detroit,
Sewage Disposal System Senior

Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000		2,721,775
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000		6,255,750
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		2,974,560
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	2,000,000		1,991,980
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		3,042,219
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,568,100
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,470,000		6,470,000
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.25	9/1/18	5,500,000	[c]	7,133,280
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000		3,468,354
Minnesota--1.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	244,598		253,005
Dakota County Community
Development Agency, SFMR

(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	389,455	393,190
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.)	6.50	11/15/38	5,000,000	5,872,000
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000	3,431,345
Mississippi--2.8%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000	9,315,493
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000	5,695,450
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	2,031,720
New Jersey--3.0%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	2,000,000	2,077,980
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	2,500,000	2,850,325
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	5,000,000	5,443,200

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,000,000		1,760,340
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		4,121,590
New Mexico--2.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,737,310
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	415,000		423,366
New York--8.3%
Barclays Capital Municipal Trust
Receipts (Series 7 B) Recourse
(New York City Transitional
Finance Authority, Future Tax
Secured Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	5,946,200
Barclays Capital Municipal Trust
Receipts (Series 29 W)
Recourse (New York City
Municipal Water Finance
Authority, Water and Sewer
System General Resolution
Revenue)	5.00	6/15/39	20,000,000	[a,b]	22,088,800
JPMorgan Chase Putters/Drivers
Trust (Series 3857)
Non-recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	5,924,700
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,635,893

New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000		6,052,500
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000		3,036,810
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,298,820
Ohio--7.9%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,850,000		4,206,202
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	[e]	2,240,389
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	[e]	2,031,960
JPMorgan Chase Putters/Drivers
Trust (Series 4367)
Non-recourse (Hamilton County,
Sewer System Improvement
Revenue (The Metropolitan
Sewer District of Greater
Cincinnati))	5.00	6/1/33	17,000,000	[a,b]	19,168,860

Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/22	4,590,000		4,898,218
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,900,000		2,147,000
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	[b]	2,723,010
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		5,024,500
Oregon--.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,599,376
Pennsylvania--1.4%
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	3,000,000	[a,b]	3,254,010
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,111,184
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty

Corp.)	7.00	5/15/39	5,000,000		5,748,800
South Carolina--7.2%
Barclays Capital Municipal Trust
Receipts (Series 42 W)
Recourse (Columbia, Waterworks
and Sewer System Revenue)	5.00	2/1/40	10,000,000	[a,b]	11,260,600
JPMorgan Chase Putters/Drivers
Trust (Series 4379)
Non-recourse (South Carolina
Public Service Authority,
Revenue Obligations (Santee
Cooper))	5.13	6/1/37	15,000,000	[a,b]	16,336,200
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	10,000,000		11,272,400
Tennessee--4.6%
Barclays Capital Municipal Trust
Receipts (Series 25 W)
Recourse (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	[a,b]	10,787,200
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
Non-recourse (Metropolitan
Government of Nashville and
Davidson County, Water and
Sewer Revenue)	5.00	7/1/21	5,000,000	[a,b]	5,626,300
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		8,018,150
Texas--13.1%
Barclays Capital Municipal Trust
Receipts (Series 28 W)
Recourse (Leander Independent

School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,507,701	[a,b]	9,590,471
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	2,500,000		2,800,150
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		11,074,300
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		1,023,610
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	[c]	2,533,560
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	1,750,000		1,751,872
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	6.00	11/15/36	5,000,000		5,861,350
JPMorgan Chase Putters/Drivers
Trust (Series 4356)
Non-recourse (San Antonio,
Electric and Gas Systems
Junior Lien Revenue)	5.00	2/1/21	16,750,000	[a,b]	18,396,860
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	10,300,000		11,561,338
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		6,075,520
Texas Department of Housing and
Community Affairs, Home

Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.46	7/2/24	400,000	[f]	425,104
Vermont--.4%
Burlington,
Airport Revenue	3.50	7/1/18	1,980,000		1,990,672
Virginia--2.5%
Barclays Capital Municipal Trust
Receipts (Series 17 W)
Recourse (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	[a,b]	10,744,200
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	2,500,000		2,486,075
Washington--4.9%
Barclays Capital Municipal Trust
Receipts (Series 27 B)
Recourse (King County, Sewer
Revenue)	5.00	1/1/29	3,998,716	[a,b]	4,522,216
Barclays Capital Municipal Trust
Receipts (Series 66 W)
Recourse (King County, Limited
Tax GO (Payable from Sewer
Revenues))	5.13	1/1/33	10,000,000	[a,b]	11,258,800
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	5,975,000	[c]	7,207,702
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		3,309,450
West Virginia--.4%

The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000	2,044,140
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,619,907
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	3,039,383
U.S. Related--7.3%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	2,184,720
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,079,044
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000	2,075,680
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	4,660,000	3,129,423
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	1,404,940
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	2,500,000	1,910,875
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000	1,178,681
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	6,500,000	4,758,650
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000	1,816,328
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/20	1,785,000	790,523
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	1,108,150
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	5,840,000	2,588,872

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	3,925,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	1,954,450
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	9,154,860
Total Long-Term Municipal Investments
(cost $754,582,256)				812,667,863
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.7%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.03	7/1/14	1,000,000 [g]	1,000,000
New York--.2%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.04	7/1/14	1,000,000 [g]	1,000,000
Pennsylvania--.3%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.02	7/1/14	1,500,000 [g]	1,500,000
Total Short-Term Municipal Investments
(cost $3,500,000)				3,500,000
Total Investments (cost $758,082,256)			152.1%	816,167,863
Liabilities, Less Cash and Receivables			(25.5%)	(136,975,534)
Preferred Stock, at redemption value			(26.6%)	(142,500,000)
Net Assets Applicable to Common Shareholders			100.0%	536,692,329

a	Collateral for floating rate borrowings.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $329,348,789 or 61.4% of net assets applicable to Common Shareholders.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Non-income producing--security in default.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at June 30, 2014.
g	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2014, net unrealized appreciation on investments was $58,085,607 of which $72,393,361 related to appreciated investment securities and $14,307,754 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds

ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	816,167,863	-	816,167,863

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)